UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6177

Nuveen California Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Investment Quality Municipal Fund, Inc. (NQC)
	November 30, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.0% (3.8% of Total Investments)
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma
	County Tobacco Securitization Corporation, Series 2005:
$ 585	4.250%, 6/01/21	6/15 at 100.00	BBB	$ 547,262
3,500	5.250%, 6/01/45	6/15 at 100.00	BBB	2,336,215
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	1,445,760
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
6,740	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	4,085,923
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37
3,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	2,744,910
	Bonds, Series 2005A-1, 5.375%, 6/01/38
16,325	Total Consumer Staples			11,160,070
	Education and Civic Organizations – 15.4% (9.8% of Total Investments)
3,000	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006,	12/16 at 100.00	Baa3	2,427,510
	5.000%, 12/01/36
2,000	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aa3	2,042,460
	5.000%, 10/01/27 – NPFG Insured
170	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	159,225
	2005A, 5.000%, 10/01/35
930	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	A2	933,748
	2000, 5.750%, 11/01/30 – NPFG Insured
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
120	5.000%, 11/01/21	11/15 at 100.00	A2	124,490
160	5.000%, 11/01/25	11/15 at 100.00	A2	161,955
6,000	California State Public Works Board, Lease Revenue Bonds, California State University	4/10 at 100.00	A1	5,999,820
	Projects, Series 1997C, 5.400%, 10/01/22
2,798	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	2,640,305
	Trust 1065, 9.236%, 3/01/33 (IF)
2,500	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	BBB	2,311,700
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A:
4,270	5.125%, 5/15/16 – AMBAC Insured (UB)	5/13 at 100.00	Aa1	4,711,134
3,000	5.125%, 5/15/17 – AMBAC Insured (UB)	5/13 at 100.00	Aa1	3,299,370
1,060	5.000%, 5/15/24 – AMBAC Insured (UB)	5/13 at 100.00	Aa1	1,105,665
3,000	5.000%, 5/15/33 – AMBAC Insured (UB)	5/13 at 100.00	Aa1	3,047,007
29,008	Total Education and Civic Organizations			28,964,389
	Health Care – 12.9% (8.2% of Total Investments)
3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/14 at 100.00	A	3,035,160
	Series 2004G, 5.250%, 7/01/23
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
390	5.000%, 4/01/37	4/16 at 100.00	A+	356,909
2,355	5.250%, 3/01/45	3/16 at 100.00	A+	2,194,507
7,765	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	7,326,355
	5.250%, 11/15/46 (UB)
1,750	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	1,465,468
	of Central California, Series 2007, 5.250%, 2/01/46
948	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	966,848
	System, Trust 2554, 18,284%, 7/01/47 – FSA Insured (IF)
1,245	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	1,126,775
	Series 2006, 5.000%, 3/01/41

1,840	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente	8/16 at 100.00	A+	1,791,111
	System, Series 2001C, 5.250%, 8/01/31
4,270	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	Aa3	3,890,312
	2005A, 5.000%, 11/15/43
1,785	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	1,962,358
	2008A, 8.250%, 12/01/38
25,348	Total Health Care			24,115,803
	Housing/Single Family – 1.3% (0.8% of Total Investments)
385	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AA–	399,846
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
1,985	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006K, 5.500%,	2/16 at 100.00	AA–	2,007,887
	2/01/42 (Alternative Minimum Tax)
2,370	Total Housing/Single Family			2,407,733
	Industrials – 0.6% (0.4% of Total Investments)
1,250	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,183,663
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
	Long-Term Care – 3.1% (2.0% of Total Investments)
4,750	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Ba1	3,620,070
	Project, Series 2007, 5.375%, 12/01/37
2,190	California Statewide Community Development Authority, Certificates of Participation, Internext	4/10 at 100.50	BBB	2,201,454
	Group, Series 1999, 5.375%, 4/01/17
6,940	Total Long-Term Care			5,821,524
	Tax Obligation/General – 19.3% (12.3% of Total Investments)
10,000	California, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A	10,173,600
8,600	California, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A	7,627,684
10,060	Los Angeles, California, General Obligation Bonds, Series 2001A, 5.000%, 9/01/21	9/11 at 100.00	AA	10,644,486
3,250	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	A	3,419,033
	NPFG Insured
20	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AA–	21,793
	5.250%, 8/01/21 – NPFG Insured
345	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	355,440
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,500	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	3,938,550
	Series 2003E, 5.250%, 7/01/24 – FSA Insured
35,775	Total Tax Obligation/General			36,180,586
	Tax Obligation/Limited – 38.2% (24.4% of Total Investments)
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A–	3,050,520
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/20
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	12/11 at 102.00	A–	2,956,110
	Hospital Addition, Series 2001A, 5.000%, 12/01/21 – AMBAC Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A–	979,710
	2009G-1, 5.750%, 10/01/30
1,390	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	A1	1,515,712
425	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	411,604
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,595	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	9/11 at 101.00	A+	1,604,777
	Redevelopment Project, Series 2003A, 5.375%, 9/01/25 – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Revenue Bonds, Series 2005A, Trust 2215-1:
1,175	13.450%, 6/01/38 – FGIC Insured (IF)	6/15 at 100.00	A–	531,312
825	13.450%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A–	255,404
1,855	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A–	1,534,771
	Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured
1,770	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	A–	1,696,209
	Series 2006, 5.000%, 9/01/26 – SYNCORA GTY Insured
3,840	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	Baa1	3,008,640
	5.000%, 9/01/35 – SYNCORA GTY Insured

	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
195	5.000%, 9/01/26	9/16 at 100.00	N/R	170,625
445	5.125%, 9/01/36	9/16 at 100.00	N/R	365,888
770	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A2	660,930
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
10,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series	9/16 at 100.00	A	9,515,400
	2006B, 5.000%, 9/01/31 – FGIC Insured
4,130	Manteca Unified School District, San Joaquin County, California, Special Tax Bonds, Community	9/11 at 101.00	A	4,264,721
	Facilities District 89-2, Series 2001C, 5.000%, 9/01/23 – NPFG Insured
3,890	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	A+	4,077,576
	Series 2001, 5.000%, 8/01/21 – AMBAC Insured
3,600	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	A	4,138,812
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
1,685	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	3/10 at 100.00	N/R	1,689,802
	Project, Series 1997, 6.375%, 9/01/17
1,500	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera	8/12 at 101.00	N/R	1,321,950
	Ranch, Series 2004A, 5.625%, 8/15/34
1,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area	8/13 at 100.00	A	989,200
	Series 2003, 5.000%, 8/01/23 – NPFG Insured
370	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 1,	9/15 at 100.00	A–	322,625
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
2,000	Rohnert Park Community Development Commission, California, Redevelopment Project Tax	8/17 at 100.00	A	1,717,060
	Allocation Bonds, Series 2007R, 5.000%, 8/01/37 – FGIC Insured
460	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	453,583
	8/01/25 – AMBAC Insured
4,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A	4,221,440
	5.400%, 11/01/20 – AMBAC Insured
2,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AA+	2,144,220
	Series 2002B, 5.250%, 6/01/19 – AMBAC Insured
3,535	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AA+	3,709,594
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
6,000	San Ramon Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2006A,	2/16 at 100.00	A–	5,138,100
	5.000%, 2/01/38 – AMBAC Insured
2,840	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,	6/13 at 100.00	A	2,843,607
	Series 2003, 5.000%, 6/01/23 – NPFG Insured
5,250	Santa Cruz County Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds,	9/10 at 102.00	A	5,265,540
	Live Oak and Soquel Community Improvement Projects, Series 2000, 5.250%, 9/01/25 –
	AMBAC Insured
1,265	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	BBB+	1,165,887
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
74,810	Total Tax Obligation/Limited			71,721,329
	Transportation – 30.4% (19.4% of Total Investments)
13,000	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series	4/10 at 101.00	A	13,019,500
	1999A, 5.000%, 10/01/29 – NPFG Insured
2,080	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	2,122,869
	2006, 5.000%, 4/01/31 (UB)
1,325	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	1,458,030
	2008, Trust 3211, 13.319%, 4/01/39 (IF)
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	6,300,060
	Bonds, Series 1999, 5.875%, 1/15/29
9,980	Long Beach, California, Harbor Revenue Bonds, Series 2000A, 5.500%, 5/15/25 (Alternative	5/10 at 101.00	AA	10,108,443
	Minimum Tax)
8,930	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	A1	8,936,787
15,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	15,179,250
	Airport, Second Series 2000, Issue 24A, 5.750%, 5/01/30 – FSA Insured
	(Alternative Minimum Tax)
56,815	Total Transportation			57,124,939

	U.S. Guaranteed – 18.9% (12.1% of Total Investments) (4)
6,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	6,692,040
	5/01/18 (Pre-refunded 5/01/12)
30	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	Aa2 (4)	32,951
	Series 2001W, 5.500%, 12/01/16 (Pre-refunded 12/01/11)
2,070	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	A2 (4)	2,174,307
	2000, 5.750%, 11/01/30 (Pre-refunded 11/01/10) – MBIA Insured
2,110	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System,	2/10 at 100.50	AAA	2,128,631
	Series 1998B, 5.250%, 10/01/12 (ETM)
960	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	A1 (4)	1,117,862
	(Pre-refunded 7/01/14)
3,145	California, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	AAA	3,685,909
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	N/R (4)	2,393,520
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32 (Pre-refunded 12/15/13)
690	Los Angeles Community Redevelopment Agency, California, Tax Allocation Refunding Bonds,	1/10 at 100.00	BBB (4)	696,307
	Central Business District Redevelopment Project, Series 1987G, 6.750%, 7/01/10 (ETM)
8,005	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/10 at 101.00	AA (4)	8,319,436
	Senior Lien Sales Tax Revenue Bonds, Series 2000A, 5.250%, 7/01/25 (Pre-refunded 7/01/10) –
	FGIC Insured
2,285	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AAA	2,696,688
	Series 2004A, 5.250%, 8/01/24 (Pre-refunded 8/01/14) – FSA Insured
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AAA	4,450,520
	7/01/36 (Pre-refunded 7/01/12)
1,000	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	1,113,800
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 5.500%,
	6/01/36 (Pre-refunded 6/01/12)
32,295	Total U.S. Guaranteed			35,501,971
	Utilities – 3.2% (2.1% of Total Investments)
2,250	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,036,475
	2007A, 5.500%, 11/15/37
740	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	653,657
	9/01/31 – SYNCORA GTY Insured
3,210	Turlock Irrigation District, California, Electric Revenue Bonds, Series 2003A, 5.000%, 1/01/16 –	1/13 at 100.00	A+	3,381,318
	NPFG Insured
6,200	Total Utilities			6,071,450
	Water and Sewer – 7.5% (4.7% of Total Investments)
3,300	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AAA	3,585,054
	Series 2001W, 5.500%, 12/01/16
520	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	502,247
	5.000%, 4/01/36 – NPFG Insured
1,500	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2004C,	7/14 at 100.00	AA	1,627,815
	5.250%, 7/01/19 – NPFG Insured
3,015	Oxnard Financing Authority, California, Wastewater Revenue Bonds, Series 2003, 5.000%, 6/01/17 –	6/13 at 100.00	A+	3,330,610
	FGIC Insured
1,310	San Elijo Joint Powers Authority, San Diego County, California, Revenue Refunding Bonds, San	3/12 at 101.00	AAA	1,422,568
	Elijo Wastewater Facilities, Series 2003, 5.000%, 3/01/17 – FSA Insured
3,430	Westlands Water District, California, Revenue Certificates of Participation, Series 2002,	9/12 at 101.00	A+	3,499,866
	5.250%, 9/01/22 – NPFG Insured
13,075	Total Water and Sewer			13,968,160
$ 300,211	Total Investments (cost $295,280,065) – 156.8%			294,221,617
	Floating Rate Obligations – (7.6)%			(14,230,000)
	Other Assets Less Liabilities – 1.4%			2,617,540
	Preferred Shares, at Liquidation Value – (50.6)% (5)			(94,925,000)
	Net Assets Applicable to Common Shares – 100%			$ 187,684,157

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$294,221,617	$ —	$294,221,617

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2009, the cost of investments was $280,916,556.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2009, were as follows:

Gross unrealized:
Appreciation	$ 10,388,761
Depreciation	(11,312,920)
Net unrealized appreciation (depreciation) of investments	$ (924,159)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.3%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Investment Quality Municipal Fund, Inc.

By (Signature and Title)      /s/ Kevin J. McCarthy
                                                Kevin J. McCarthy
                                                Vice President and Secretary

Date         January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                               Gifford R. Zimmerman
                                               Chief Administrative Officer (principal executive officer)

Date         January 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                               Stephen D. Foy
                                               Vice President and Controller (principal financial officer)

Date        January 29, 2010